Stockholders’ Equity (Deficit) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Converted basis, percentage	20.00%
Share price (in Dollars per share)	$ 18
Over-Allotment Option [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares subject to forfeiture	75,000
Class A Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, voting rights	one
Common stock, shares issued	123,500	123,500
Common stock, shares outstanding	123,500	123,500
Common stock subject to possible redemption	2,293,741	12,350,000
Common stock, shares issued	123,500	123,500
Common stock, shares outstanding	123,500	123,500
Redemption of warrant common stock equal or exceed price per share (in Dollars per share)	$ 18
Class B Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, voting rights	one
Common stock, shares issued	3,087,500	3,087,500
Common stock, shares outstanding	3,087,500	3,087,500
Class B Common Stock [Member] | Over-Allotment Option [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued	3,087,500	3,087,500
Common stock, shares outstanding	3,087,500	3,087,500
Shares subject to forfeiture	412,500
Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding	11,580,000
Public warrants, term	5 years
Private Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding	5,405,000
Public warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding	6,175,000
Redemption of warrant price per share (in Dollars per share)	$ 0.01
Founder Shares [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Founder shares, percentage	20.00%